ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes	$ (14,506)	$ (25,230)
Loss from discontinued operations attributable to Dole plc	(14,506)	(25,230)
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	294,882	274,751
Cost of sales	(288,727)	(292,507)
Gross profit (loss)	6,155	(17,756)
Selling, marketing, general and administrative expenses	(14,177)	(14,615)
Transaction and other related costs	(1,500)	0
Operating loss from discontinued operations	(9,522)	(32,371)
Other income, net	53	53
Net interest income (expense)	(239)	26
Loss from discontinued operations before income taxes and equity earnings	(9,708)	(32,292)
Income tax (expense) benefit	(4,872)	6,938
Loss from discontinued operations, net of income taxes	(14,580)	(25,354)
Less: Loss from discontinued operations attributable to noncontrolling interests	74	124
Loss from discontinued operations attributable to Dole plc	$ (14,506)	$ (25,230)